SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING PROFIT AND LOSS

Information related to the operations of the Company’s reportable operating segments is set forth below:

	Pathogen prevention	Global warming solutions	Total
Year ended December 31, 2023
Revenues	263,445	-	263,445
Operating loss	(1,098,383)	(1,788,093)	(2,886,476)
Unallocated amounts:
Unallocated costs			(4,691,300)
Total operating loss			(7,577,776)
Financing income, net			46,511
Other income			984,940
Changes in fair value of an investment in an associate measured under the fair value option			(713,593)
Net loss			(7,259,918)

SCHEDULE OF INFORMATION ON SALES BY GEOGRAPHIC DISTRIBUTION

Sales are attributed to geographic distribution based on the location of the customer.

	Year ended December 31
	2023	2022

United States	142,733	163,644
Mexico	109,824	154,425
Israel	9,869	29,998
Turkey	1,019	45,937
Revenues from sales of products	263,445	394,004

SCHEDULE OF SALES TO CUSTOMERS
	Year ended December 31
	2023	2022

Customer A	142,733	163,644
Customer B	109,824	154,425
Customer C	-	45,937
Revenues from sales of products	252,557	364,006

SCHEDULE OF INFORMATION ON LONG LIVED ASSETS

The following table presents the locations of the Company’s long-lived assets as of December 31, 2023 and 2022:

	Year ended December 31
	2023	2022

Israel	102,103	207,779
United States	21,046	11,990
Property, plant and equipment and ROU assets	123,149	219,769